Financial assets - current (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Other current financial assets
Financial assets - current	$ 1,002,052	€ 60.7	$ 779,649	$ 1,128,499
Minimum
Other current financial assets
Maturity Term of Financial Assets	3 months
Maximum
Other current financial assets
Maturity Term of Financial Assets	12 months
Money market funds
Other current financial assets
Financial assets - current	$ 73,052		130,290	804,099
Term accounts
Other current financial assets
Financial assets - current	$ 929,000		$ 649,359	$ 324,400